Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Recognized Identified Assets Acquired And Payment Methods Of Consideration Transferred [Table Text Block]

Fair value considerations
Assets Acquired
Land	$1,952
Buildings	3,215
Other Assets	4,134
Total	9,301
Payment method
Financial Obligations	3,920
Common Stock	4,000
Cash	1,381
Total	$9,301